Consolidated Statements of Operations (Parentheticals) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Related party revenue	$ 970	$ 6,410	$ 171,683	$ 194,641
Related party costs	205,261	655,384	1,363,905	2,082,367
Related party expense	57,988	60,979
Shares based compensation expense	502,407	870,722	3,212,772	4,643,127
Related party expenses	126,632	122,918	438,320	285,400
Related party interest expense	$ 12,273	$ 0	$ 12,276	$ 0